Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax	$ 198.9	$ 116.4
Changes in tax rates or imposition of new taxes	0.0	0.2
Deferred income taxes	38.6	13.0
Total income tax expense (recovery)	237.5	129.4
Canadian income taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax	12.6	11.6
Deferred income taxes - origination and reversal of temporary differences	66.9	7.3
Foreign income taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax	186.3	104.8
Deferred income taxes - origination and reversal of temporary differences	$ (28.3)	$ 5.5